Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.31%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–5.08%
Invesco Fundamental Alternatives Fund, Class R6	—	$13,986,535	$—	$(14,154,114)	$(16,558)	$184,137	$—	—	$—
Invesco Global Real Estate Income Fund, Class R6	1.93%	10,227,659	899,280	(3,059,393)	693,525	414,275	160,735	980,272	9,175,346
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.15%	14,661,433	4,255,606	(4,012,127)	57,056	68,730	—	1,644,497	15,030,698
Invesco Master Event-Linked Bond Fund, Class R6	—	3,960,574	101,705	(3,502,539)	1,018,436	(1,578,176)	97,279	—	—
Total Alternative Funds		42,836,201	5,256,591	(24,728,173)	1,752,459	(911,034)	258,014		24,206,044
Domestic Equity Funds–10.80%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.92%	10,845,900	806,896	(3,786,741)	692,047	600,999	—	228,008	9,159,101
Invesco Main Street Small Cap Fund, Class R6	1.49%	—	9,066,741	(1,981,466)	3,878	137,021	2,878	326,772	7,110,552
Invesco Russell 1000 Dynamic Multifactor ETF	1.72%	18,608,499	208,330	(13,366,335)	(2,444,655)	5,199,077	105,057	177,212	8,204,916
Invesco S&P 500® Low Volatility ETF	1.94%	11,341,029	—	(3,009,886)	575,387	348,633	134,487	152,123	9,255,163
Invesco S&P 500® Pure Growth ETF	2.47%	19,781,494	300,259	(10,941,756)	335,304	2,264,890	653	60,969	11,740,191
Invesco S&P 500® Pure Value ETF	1.26%	18,173,537	374,767	(16,650,441)	(1,553,207)	5,639,482	164,116	78,936	5,984,138
Total Domestic Equity Funds		78,750,459	10,756,993	(49,736,625)	(2,391,246)	14,190,102	407,191		51,454,061
Fixed Income Funds–75.61%
Invesco 1-30 Laddered Treasury ETF	11.91%	—	70,386,389	(15,338,575)	1,333,039	339,639	372,990	1,562,548	56,720,492
Invesco Core Plus Bond Fund, Class R6	17.34%	115,621,032	4,721,249	(35,834,737)	(743,125)	(1,144,469)	1,549,510	7,337,473	82,619,950
Invesco Fundamental High Yield® Corporate Bond ETF	6.44%	35,190,716	5,770,875	(10,375,922)	(70,162)	167,538	902,919	1,575,105	30,683,045
Invesco Income Fund, Class R6(c)	3.76%	29,738,894	925,927	(13,329,093)	(707,724)	1,313,649	581,184	2,248,735	17,922,416
Invesco International Bond Fund, Class R6	6.96%	77,383,125	5,739,413	(43,374,219)	(9,605,398)	2,994,734	1,162,517	6,336,072	33,137,655
Invesco Master Loan Fund, Class R6	7.80%	46,707,873	1,419,084	(12,664,643)	2,883,795	(1,180,705)	1,378,314	2,304,917	37,165,404
Invesco Taxable Municipal Bond ETF	13.89%	74,498,238	10,193,760	(17,419,306)	(821,779)	(266,336)	1,454,887	2,011,078	66,184,577
Invesco Variable Rate Investment Grade ETF	7.51%	45,693,665	935,846	(11,086,469)	74,738	138,169	250,202	1,423,689	35,755,949
Total Fixed Income Funds		424,833,543	100,092,543	(159,422,964)	(7,656,616)	2,362,219	7,652,523		360,189,488
Foreign Equity Funds–7.63%
Invesco Developing Markets Fund, Class R6	2.49%	—	15,807,074	(3,396,787)	(696,675)	122,534	—	228,762	11,836,146
Invesco Global Infrastructure Fund, Class R6	0.72%	4,152,129	49,635	(1,210,004)	263,539	170,312	49,635	281,249	3,425,611
Invesco International Select Equity Fund, Class R6(b)	2.48%	11,772,020	4,280,639	(2,575,944)	(1,723,067)	79,481	—	877,828	11,833,129
Invesco S&P International Developed Low Volatility ETF	1.94%	11,519,699	151,526	(2,681,524)	42,638	231,276	236,498	302,436	9,263,615
Total Foreign Equity Funds		27,443,848	20,288,874	(9,864,259)	(2,113,565)	603,603	286,133		36,358,501
Money Market Funds–1.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.38%	1,233,888	41,956,215	(41,388,853)	—	—	186	1,801,250	1,801,250
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.38%	1,651,899	29,968,725	(29,828,385)	126	39	168	1,791,688	1,792,404
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.43%	1,410,158	47,949,960	(47,301,546)	—	—	78	2,058,572	2,058,572
Total Money Market Funds		4,295,945	119,874,900	(118,518,784)	126	39	432		5,652,226
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $459,557,349)	100.31%	$578,159,996	$256,269,901	$(362,270,805)	$(10,408,842)(e)	$16,244,929(e)(f)	$8,604,293		$477,860,320
OTHER ASSETS LESS LIABILITIES	(0.31)%								(1,471,806)
NET ASSETS	100.00%								$476,388,514
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$115,622

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	December-2021	$1,074,438	$(40,348)	$(40,348)
Interest Rate Risk
Canada 10 Year Bonds	45	December-2021	5,085,860	(119,730)	(119,730)
EURO-BTP	54	December-2021	9,504,608	(130,731)	(130,731)
Euro Bund	32	December-2021	6,294,751	(98,599)	(98,599)
EURO-OAT	59	December-2021	11,341,462	(191,359)	(191,359)
Japan 10 year Bonds	29	December-2021	39,442,293	(122,467)	(122,467)
Long Gilt	72	December-2021	12,141,154	(359,918)	(359,918)
Subtotal				(1,022,804)	(1,022,804)
Total Futures Contracts				$(1,063,152)	$(1,063,152)

(a)	Futures contracts collateralized by $2,063,184 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$472,208,094	$—	$—	$472,208,094
Money Market Funds	5,652,226	—	—	5,652,226
Total Investments in Securities	477,860,320	—	—	477,860,320
Other Investments - Liabilities*
Futures Contracts	(1,063,152)	—	—	(1,063,152)
Total Investments	$476,797,168	$—	$—	$476,797,168

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Conservative Investor Fund